Lease liability (Details) (Imported) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Lease liability, at beginning of the period	$ 156,566	$ 190,752
Repayments	(51,916)	(50,472)
Accretion	12,929	16,286
Lease liability, at end of the period	117,579	156,566
Current portion	44,708	51,915
Long-term portion	$ 72,871	$ 104,651
Interest rate	9.00%